UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2017

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	22
Additional Information	24
Privacy Notice	25

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund – Retail Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2017

	One Year	Five Years	Ten Years
Becker Value Equity Fund, Retail Class	18.22%	12.73%	6.70%
Russell 1000® Value Index	16.55%	13.32%	5.53%
S&P 500® Index	17.92%	13.68%	7.15%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 30, 2007, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $100,000 Investment in the Becker Value
Equity Fund – Institutional Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2017

			Since Inception
	One Year	Five Years	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	18.34%	12.94%	14.72%
Russell 1000® Value Index	16.55%	13.32%	15.31%
S&P 500® Index	17.92%	13.68%	15.78%

This chart illustrates the performance of a hypothetical $100,000 investment made on September 2, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Financials	19.3%
Information Technology	14.8%
Health Care	14.7%
Energy	11.5%
Consumer Staples	8.7%
Industrials	8.6%
Consumer Discretionary	8.4%
Telecommunication Services	4.0%
Materials	3.8%
Real Estate	2.9%
Utilities	0.9%
Cash*	2.4%
Total	100.0%

*	Represents short-term investments, cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS: 97.6%

Consumer Discretionary: 8.4%
177,715	BorgWarner, Inc.	$7,513,790
283,490	Discovery
	Communications,
	Inc. - Class C*	7,932,050
190,940	Magna
	International, Inc.	7,975,564
111,130	NIKE, Inc.	6,157,714
41,975	Time Warner, Inc.	4,166,858
		33,745,976

Consumer Staples: 8.7%
113,095	Bunge Ltd.	8,937,898
276,690	The Kroger Co.	8,203,858
83,655	Procter &
	Gamble Co.	7,305,591
135,570	Wal-Mart
	Stores, Inc.	10,192,153
		34,639,500

Energy: 11.5%
59,065	Chevron Corp.	6,302,236
111,365	Exxon Mobil Corp.	9,092,952
218,115	National Oilwell
	Varco, Inc.	7,627,482
148,125	Noble Energy, Inc.	4,788,881
40,370	Phillips 66	3,211,837
147,565	Royal Dutch Shell
	PLC - ADR	7,701,417
103,355	Schlumberger Ltd.	7,502,539
		46,227,344

Financials: 19.3%
13,795	Alleghany Corp.*	8,424,606
74,250	Allstate Corp.	6,035,783
84,165	American
	Express Co.	6,670,076
14,780	BlackRock, Inc.	5,683,945
137,750	Blackstone
	Group LP	4,248,210
135,090	Citigroup, Inc.	7,986,521
109,105	JPMorgan
	Chase & Co.	9,492,135
63,515	The PNC
	Financial Services
	Group, Inc.	7,605,921
104,660	State Street Corp.	8,780,974
52,500	U.S. Bancorp #	2,692,200
177,885	Wells Fargo & Co.	9,577,328
		77,197,699

Health Care: 14.7%
39,830	Aetna, Inc.	5,379,838
33,655	Allergan PLC	8,207,108
273,840	AstraZeneca
	PLC - ADR	8,283,660
58,370	DaVita HealthCare
	Partners, Inc.*	4,028,114
120,620	Gilead
	Sciences, Inc.	8,268,501
84,985	Johnson & Johnson	10,493,098
35,170	McKesson Corp.	4,863,659
61,290	Merck & Co., Inc.	3,820,206
162,905	Pfizer, Inc.	5,525,738
		58,869,922

Industrials: 8.6%
63,030	Emerson
	Electric Co.	3,799,448
297,250	General
	Electric Co.	8,617,278
157,395	Johnson Controls
	International PLC	6,542,910
137,710	Koninklijke Philips
	NV - NYRS	4,739,978
39,080	Raytheon Co.	6,065,607
82,830	Southwest
	Airlines Co.	4,656,703
		34,421,924

Information Technology: 14.8%
131,145	Amdocs Ltd.	8,031,320
56,390	Apple, Inc.	8,100,423
90,430	Avnet, Inc.	3,498,737
239,465	Cisco Systems, Inc.	8,158,572
499,535	HP, Inc.	9,401,249
117,480	Microsoft Corp.	8,042,681

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 97.6% (Continued)

Information Technology: 14.8% (Continued)
145,170	QUALCOMM,
	Inc.	$7,801,436
81,440	TE
	Connectivity
	Ltd.	6,301,013
		59,335,431

Materials: 3.8%
44,550	Monsanto Co.	5,194,975
196,335	Mosaic Co.	5,287,302
143,875	Newmont
	Mining Corp.	4,864,414
		15,346,691

Real Estate: 2.9%
60,775	The Howard
	Hughes Corp.*	7,482,010
125,890	Weyerhaeuser
	Co. - REIT	4,263,894
		11,745,904

Telecommunication Services: 4.0%
187,930	AT&T, Inc.	7,447,666
324,955	Vodafone Group
	PLC - ADR	8,510,571
		15,958,237

Utilities: 0.9%
126,455	FirstEnergy Corp.	3,786,063

TOTAL COMMON STOCKS
(Cost $342,017,924)		391,274,691

SHORT-TERM INVESTMENTS: 2.2%
8,680,317	Morgan Stanley
	Institutional
	Liquidity Funds -
	Treasury Portfolio,
	0.614%^	8,680,317

TOTAL SHORT-TERM
INVESTMENTS
(Cost $8,680,317)		8,680,317

TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $350,698,241)		399,955,008
Other Assets in
Excess of Liabilities: 0.2%		646,675
TOTAL NET ASSETS: 100.0%		$400,601,683

ADR - American Depositary Receipt
NYRS - New York Registry Shares
REIT - Real Estate Investment Trust
*	Non-income producing security
^	Annualized seven-day yield as of April 30, 2017.
#
Affiliated security. Quasar Distributors, LLC (the “Distributor”), is the principal underwriter and distributor for the shares of the Fund. The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Fund’s custodian, U.S. Bank NA. The Fund purchased the shares shown above prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc., and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc., and S&P and has been licensed for use by USBFS.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $349,317,914)	$397,262,808
Investments in affiliated securities(cost $1,380,327)	2,692,200
Total investments (cost $350,698,241)	399,955,008
Receivables:
Fund shares sold	733,770
Dividends and interest	454,191
Prepaid expenses	23,655
Total assets	401,166,624

LIABILITIES
Payables:
Fund shares redeemed	262,523
Investment advisory fees	180,286
Custody fees	5,903
Administration and accounting fees	45,241
Legal fees	527
Audit fees	11,951
Printing and mailing fees	9,424
Transfer agent fees	13,608
Chief Compliance Officer fees	1,494
Registration fees	840
Service fees – Retail Class	28,818
Trustee fees	1,593
Other accrued expenses	2,733
Total liabilities	564,941
NET ASSETS	$400,601,683

COMPONENTS OF NET ASSETS
Paid-in capital	$330,880,514
Accumulated net investment gain	1,644,484
Accumulated net realized gain on investments	18,819,918
Net unrealized appreciation of investments	49,256,767
Total net assets	$400,601,683

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$141,657,553
Shares of beneficial interest issued and outstanding	7,670,244
Net asset value, offering and redemption price per share	$18.47
INSTITUTIONAL CLASS
Net assets	$258,944,130
Shares of beneficial interest issued and outstanding	13,973,759
Net asset value, offering and redemption price per share	$18.53

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities
(net of foreign withholding tax of $50,041)	$4,806,383
Dividends from affiliated securities	29,400
Interest	31,239
Total investment income	4,867,022

EXPENSES
Investment advisory fees	1,058,350
Administration and accounting fees	132,781
Services fees – Retail class	67,260
Transfer agent fees	37,470
Custody fees	19,106
Registration fees	18,383
Miscellaneous expenses	14,792
Audit fees	11,886
Trustees fees	8,642
Reports to shareholders	8,368
Chief Compliance Officer fees	4,468
Legal fees	3,435
Insurance expenses	445
Total expenses	1,385,386
Less: Fees waived	(9,620)
Net expenses	1,375,766
Net investment income	3,491,256

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	18,819,932
Net change in unrealized appreciation/depreciation on investments	22,563,150
Net realized and unrealized gain	41,383,082
Net increase in net assets resulting from operations	$44,874,338

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2017	October 31,
	(Unaudited)	2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,491,256	$5,493,334
Net realized gain on investments	18,819,932	24,200,029
Net change in unrealized
appreciation/depreciation on investments	22,563,150	(11,126,597)
Net increase in net assets
resulting from operations	44,874,338	18,566,766

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(2,057,404)	(1,632,920)
From net realized gain	(7,556,723)	(8,773,676)
Institutional Class:
From net investment income	(3,989,015)	(3,061,802)
From net realized gain	(13,783,000)	(14,090,899)
Total distributions to shareholders	(27,386,142)	(27,559,297)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class	9,149,664	(18,587,716)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class	25,330,808	(2,649,826)
Total increase (decrease) in net assets
from capital share transactions	34,480,472	(21,237,542)
Total increase (decrease) in net assets	51,968,668	(30,230,073)

NET ASSETS
Beginning of period/year	$348,633,015	$378,863,088
End of period/year	$400,601,683	$348,633,015
Accumulated net investment income	$1,644,484	$4,199,647

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	879,894	$16,078,654	1,139,152	$19,295,714
Shares issued in
reinvestment
of distributions	529,370	9,491,601	650,730	10,288,030
Shares redeemed (b)	(890,218)	(16,420,591)	(2,864,559)	(48,171,460)
Net increase (decrease)	519,046	$9,149,664	(1,074,677)	$(18,587,716)
Beginning of period/year	7,151,198		8,225,875
End of period/year	7,670,244		7,151,198

	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	2,124,080	$39,210,450	2,539,576	$42,286,597
Shares issued in
reinvestment
of distributions	946,998	17,027,027	948,196	15,038,388
Shares redeemed (b)	(1,686,277)	(30,906,669)	(3,570,415)	(59,974,811)
Net increase (decrease)	1,384,801	$25,330,808	(82,643)	$(2,649,826)
Beginning of period/year	12,588,958		12,671,601
End of period/year	13,973,759		12,588,958

(b)	Net of redemption fees of $74 and $2 for 2017 and $831 and $914 for 2016 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Retail Class

	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period/year	$17.62		$18.08	$19.78	$18.70	$14.13	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16		0.25	0.20	0.33	0.23	0.20
Net realized and
unrealized gain (loss)
on investments	2.05		0.61	(0.38)	2.17	4.54	1.39
Total from
investment operations	2.21		0.86	(0.18)	2.50	4.77	1.59

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.29)		(0.21)	(0.31)	(0.21)	(0.20)	(0.17)
Distributions from
net realized gain	(1.07)		(1.11)	(1.21)	(1.21)	—	—
Total distributions	(1.36)		(1.32)	(1.52)	(1.42)	(0.20)	(0.17)
Proceeds from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—
Net asset value,
end of period/year	$18.47		$17.62	$18.08	$19.78	$18.70	$14.13
Total return	12.79	%(4)	5.59%	(1.22)%	14.13%	34.12%	12.64%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$141,658		$126,006	$148,731	$137,702	$87,049	$82,119
Portfolio turnover rate	20	%(4)	34%	32%	41%	38%	27%
Ratios to average net assets:
Expenses before
fees waived	0.78	%(3)	0.80%	0.89%	0.97%	1.00%	1.09%
Expenses after
fees waived(5)	0.78	%(3)	0.78%	0.88%	0.93%	0.93%	0.93%
Net investment income	1.76	%(3)	1.50%	1.07%	1.77%	1.40%	1.49%

(1)	Calculated using average shares outstanding method.
(2)	Does not round to $0.01 per share.
(3)	Annualized.
(4)	Not annualized.
(5)
Effective July 1, 2015, the Advisor has contractually agreed to limit the Retail Class shares expenses to 0.78% of the daily net assets, prior to July 1, 2015, the Retail Class shares expenses were limited to 0.93% of daily net assets.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class

	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period/year	$17.68		$18.16	$19.86	$18.73	$14.16	$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17		0.27	0.24	0.38	0.26	0.24
Net realized and
unrealized gain (loss)
on investments	2.06		0.61	(0.38)	2.17	4.54	1.38
Total from
investment operations	2.23		0.88	(0.14)	2.55	4.80	1.62

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.31)		(0.24)	(0.35)	(0.21)	(0.23)	(0.18)
Distributions from
net realized gain	(1.07)		(1.11)	(1.21)	(1.21)	—	—
Total distributions	(1.38)		(1.36)	(1.56)	(1.42)	(0.23)	(0.18)
Proceeds from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—
Net asset value,
end of period/year	$18.53		$17.68	$18.16	$19.86	$18.73	$14.16
Total return	12.86	%(4)	5.68%	(1.00)%	14.42%	34.39%	12.87%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$258,944		$222,627	$230,132	$202,959	$138,317	$64,027
Portfolio turnover rate	20	%(4)	34%	32%	41%	38%	27%
Ratios to average net assets:
Expenses before
fees waived	0.68	%(3)	0.70%	0.69%	0.72%	0.74%	0.84%
Expenses after
fees waived	0.68	%(3)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.85	%(3)	1.59%	1.27%	2.02%	1.57%	1.74%

(1)	Calculated using average shares outstanding method.
(2)	Does not round to $0.01 per share.
(3)	Annualized.
(4)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REIT’s”), Business Development Companies (“BDC’s”) and Master Limited Partnerships (“MLP’s”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REIT’s, BDC’s and MLP’s, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in  the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements  fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its  entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017. See the Schedule of Investments for sector breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$391,274,691	$—	$—	$391,274,691
Short-Term
Investments	8,680,317	—	—	8,680,317
Total Investments
in Securities	$399,955,008	$—	$—	$399,955,008

There were no transfers into or out of Level 1, 2, or 3 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of October 31, 2016, the Fund had no late year losses.

At October 31, 2016, the Fund did not have any capital loss carry-forwards.

As of October 31, 2016, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2016, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REIT’s generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend  date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed  for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services,  the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six months ended April 30, 2017, is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or  reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.78% and 0.68% for the Retail Class and Institutional Class shares, respectively, of each class’s average daily net assets. The contract’s term is indefinite. At April 30, 2017, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $231,594. The Advisor may recover a portion of the above amount no later  than the dates as stated. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third fiscal year after the reimbursement was paid.  Any recapture by the Advisor is limited to the lessor of the expense cap in effect at the time of the waiver and the expense cap in effect at the time of recapture.

Year of Expiration	Amount
October 31, 2017	$103,654
October 31, 2018	$54,276
October 31, 2019	$64,044
October 31, 2020	$9,620

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the six months ended April 30, 2017, are disclosed in the Statement of  Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank  NA (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases of securities, excluding short-term securities, for the Fund was $89,642,503. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $75,450,805. There were no reportable purchases or sales of U.S. Government obligations for the six months ended April 30, 2017.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2017, and the fiscal year ended October 31, 2016, were as follows:

	2017	2016
Ordinary Income	$6,046,419	$4,694,722
Long-Term Capital Gains	21,339,723	22,864,575

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows:

Cost of investments for tax purposes	$322,614,689
Gross tax unrealized appreciation	41,109,272
Gross tax unrealized depreciation	(14,415,655)
Net tax unrealized appreciation	$26,693,617

As of October 31, 2016, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$26,693,617
Undistributed ordinary income	4,199,647
Undistributed long-term capital gains	21,339,709
Total distributable earnings	25,539,356
Other accumulated gain	—
Total accumulated gain	$52,232,973

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2017 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank NA has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The Advisor reimbursed the Fund in the interest amount disclosed in the Statement of Operations and is included in the fees and expenses reimbursed. Credit facility activity for the six months ended April 30, 2017 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of April 30, 2017	—
Average interest rate	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

The Fund holds shares of U.S. Bancorp common stock, an affiliate of the Distributor, as of April 30, 2017. The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter. As shown below, the Fund has had no purchase or sales transactions in the affiliate during the period.

	Share			Share
	Balance			Balance
	at			at	Realized		Value at
	October 31,			April 30,	Gain	Dividend	April 30,
	2016	Purchases	Sales	2017	(Loss)	Income	2017	Cost
U.S.
Bancorp	52,500	—	—	52,500	$—	$29,400	$2,692,200	$1,380,327
Total							$2,692,200	$1,380,327

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund administration, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the  period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2017 (Unaudited) (Continued)

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/16	4/30/17	11/1/16 – 4/30/17*
Retail
Actual	$1,000.00	$1,127.90	$4.12
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.93	$3.91

Institutional
Actual	$1,000.00	$1,128.60	$3.59
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.41

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund. The annualized expense ratios for the most recent six-month period for the Fund’s Retail Class and Institutional Class were 0.78% and 0.68% (reflecting fee waivers), respectively. The dollar amounts shown as expenses paid for the Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181 (the number of days in the most recent six-month period) and divided by 365 (the number of days in the fiscal year).

Becker Value Equity Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the SAI on  the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Conference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent without charge at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. BANK NA
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Elaine E. Richards
     Elaine E. Richards, President/Principal Executive Officer

Date   June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date   June 29, 2017

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date   July 3, 2017

* Print the name and title of each signing officer under his or her signature.